Fixed Assets (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Depreciation expense	$ 289	$ 289
Purchase price			$ 8,655
Buildings [Member]
Depreciation expense	$ 289
Purchase price			4,328
Land [Member]
Purchase price			$ 4,328